Corporation's equity in Evertec (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Equity Method Investments	$ 246,776	$ 313,152
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Equity Method Investments	101,125	203,016
E V E R T E C Inc [Member] | Eliminationsinterest [Member]
Related Party Transaction [Line Items]
Equity Method Investments	27,209	11,944
E V E R T E C Inc [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 73,916	$ 191,072